EVENTS DURING THE REPORTING PERIOD (Narrative) (Details) ₪ in Thousands, R$ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 01, 2024 ILS (₪) Share	Apr. 01, 2024 USD ($) Share
Disclosure of detailed information about borrowings [line items]
Additions in investment	$ 300	$ 620	$ 559	$ 620
Roseman Engineering Ltd
Disclosure of detailed information about borrowings [line items]
Cash transferred								₪ 15,200	$ 4,089
Deferred purchase consideration amount								₪ 2,500	$ 769
Number of ordinary shares issued for purchase consideration | Share								19,722	19,722
Amount of ordinary shares issued for purchase consideration								₪ 1,900	$ 505
Maximum purchase consideration amount								₪ 21,000	$ 5,675
Group’s revenues as if combination occurred at beginning of period			143,883
Reported revenue of combined entity			142,049
Loss of group as if combination occurred at beginning of period			8,165
Reported profit (loss) of combined entity			7,969
Profit (loss) of acquiree since acquisition date			2,246
Reported profit (loss) of the acquiree			$ 196
VM Tecnologia LTDA
Disclosure of detailed information about borrowings [line items]
Cash transferred					R$ 66,000	$ 12,762	$ 11,345
Amount of contingent consideration					R$ 44,000	$ 8,508	$ 5,429
Description of arrangement for contingent consideration arrangements and indemnification assets			The purchase consideration comprised of (1) approximately $12,762 thousands in cash on the date of the closing (BRL 66,000 thousands) reduced by the Estimated Indebtedness and increased by the Estimated Cash, (2) Contingent consideration of approximately $8,508 thousands (BRL 44,000 thousands) which is subject to VM's revenues growth and other certain milestones. Except of a one individual seller that will receive certain portion by cash, the other sellers may receive, in company's sole discretion, up to 50% of the consideration in company's shares all to be paid in installments up to April 30, 2027 subject to certain revenue growth conditions
Description of basis for determining amount of payment for contingent consideration arrangements and indemnification assets			(3) Contingent consideration of approximately $5,317 thousands (BRL 27,500 thousands), where $4,834 thousands (BRL 25,000 thousands) shall be paid with the Company's shares, at the share price of the Company determined at the date of the closing and the remaining approximately $483 thousands (BRL 2,500 thousands) shall be paid in cash, both are due on April 30, 2027. The contingent consideration is subject to VM’s revenue performance, and (4) all subject to adjustments to final Cash, Indebtedness and Working Capital (as defined in the purchase agreement).
Group’s revenues as if combination occurred at beginning of period			$ 145,457
Reported revenue of combined entity			142,049
Loss of group as if combination occurred at beginning of period			7,078
Reported profit (loss) of combined entity			7,969
Profit (loss) of acquiree since acquisition date			1,947
Reported profit (loss) of the acquiree			$ 319